Supplement to the
Fidelity® Government Money Market Fund
Capital Reserves
June 29, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 4.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 7.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

The following information supplements information found in the "Fund Basics" section under the heading "Principal Investment Risks" beginning on page 7.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

P13-CR-16-02  March 31, 2016
1.9867465.102

The following information replaces similar information found in the "Fund Basics" section under the heading "Shareholder Notice" on page 8.

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity Government Money Market Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully and at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

Supplement to the
Fidelity® Government Money Market Fund
Daily Money
June 29, 2015
Prospectus

The following information replaces the similar information found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 4.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces the similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 7.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

The following information supplements information found in the "Fund Basics" section under the heading "Principal Investment Risks" beginning on page 7.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

P13-DM-16-02  March 31, 2016
1.9867467.102

The following information replaces similar information found in the "Fund Basics" section under the heading "Shareholder Notice" on page 8.

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity Government Money Market Fund normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully and at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

Supplement to the
Fidelity® Government Money Market Fund
Premium
June 29, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 4.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 7.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

The following information supplements information found in the "Fund Basics" section under the heading "Principal Investment Risks" beginning on page 7.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

P13-16-02  March 31, 2016
1.9867466.102

The following information replaces similar information found in the "Fund Basics" section under the heading "Shareholder Notice" on page 8.

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity Government Money Market Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully and at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

Supplement to the
Fidelity® Government Money Market Fund, Fidelity Money Market Fund, and Fidelity Treasury Only Money Market Fund
June 29, 2015
Prospectus

The following information replaces the similar information for Fidelity Government Money Market Fund and Fidelity Treasury Only Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" beginning on page 3 and page 11, respectively.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Fidelity Government Money Market Fund and Fidelity Treasury Only Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 4 and page 12, respectively.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces the similar information for Fidelity Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 8.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information supplements information for Fidelity Money Market Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 9.

SMF-16-01  March 31, 2016
1.713587.129

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information replaces the similar information for Fidelity Government Money Market Fund found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 15.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

The following information replaces the similar information for Fidelity Treasury Only Money Market Fund found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 15.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities.

The following information supplements information for Fidelity Government Money Market Fund and Fidelity Treasury Only Money Market Fund found in the "Fund Basics" section under the heading "Principal Investment Risks" beginning on page 16.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces the similar information for Fidelity Government Money Market Fund and Fidelity Treasury Only Money Market Fund found in the "Fund Basics" section under the heading "Shareholder Notice" beginning on page 17.

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity Government Money Market Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully and at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

Fidelity Treasury Only Money Market Fund normally invests at least 99.5% of its total assets in cash and U.S. Treasury securities and at least 80% of the fund's assets in U.S. Treasury securities.

The following information supplements information for Fidelity Money Market Fund found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" beginning on page 19.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Fidelity Money Market Fund found in the "Shareholder Information" section under the heading "Buying Shares" on page 20.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Supplement to the
Fidelity® Government Money Market Fund, Fidelity Money Market Fund, and Fidelity Treasury Only Money Market Fund
June 29, 2015
Prospectus

The following information replaces similar information for Fidelity Government Money Market Fund and Fidelity Treasury Only Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 3 and page 9, respectively.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces similar information for Fidelity Government Money Market Fund and Fidelity Treasury Only Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 3 and page 9, respectively.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information for Fidelity Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 6.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information supplements information for Fidelity Money Market Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 7.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information replaces similar information for Fidelity Government Money Market Fund found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 12.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

The following information replaces similar information for Fidelity Treasury Only Money Market Fund found in the "Fund Basics" section under the heading "Principal Investment Strategies" on page 12.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities.

The following information supplements information for Fidelity Government Money Market Fund and Fidelity Treasury Only Money Market Fund found in the "Fund Basics" section under the heading "Principal Investment Risks" beginning on page 12.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information for Fidelity Government Money Market Fund and Fidelity Treasury Only Money Market Fund found in the "Fund Basics" section under the heading "Shareholder Notice" on page 13.

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity Government Money Market Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully and at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

SMF-16-02L  March 31, 2016
1.962071.106

Fidelity Treasury Only Money Market Fund normally invests at least 99.5% of its total assets in cash and U.S. Treasury securities and at least 80% of the fund's assets in U.S. Treasury securities.

The following information supplements information for Fidelity Money Market Fund found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares" on page 14.

The fund has been designated a retail money market fund, which means that it limits investments to accounts beneficially owned by natural persons. The fund expects to implement the new eligibility requirements on January 1, 2016.

The fund is not yet subject to liquidity fees, nor the temporary suspension of redemptions. The fund expects to implement these features by October 2016.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts that are not beneficially owned by natural persons, as determined by the fund, may no longer be opened. For more information, see the Additional Information about the Purchase and Sale of Shares section of the prospectus.

On or about January 22, 2016, the fund will begin involuntarily redeeming accounts that are not beneficially owned by natural persons, as determined by the fund, in order to implement the fund's eligibility requirements as a retail money market fund. Shares held by these accounts will be sold at their net asset value per share calculated on the day that the fund closes the account position.

The following information supplements information for Fidelity Money Market Fund found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 14.

Effective after the close of business on December 31, 2015, new positions in the fund established through Fidelity brokerage or mutual fund accounts other than those beneficially owned by natural persons (non-retail investors) may no longer be opened. Non-retail investors of the fund on that date may continue to add to their fund positions existing on that date. Non-retail investors that did not own shares of the fund on December 31, 2015, will not be allowed to buy shares of the fund. These restrictions generally will apply to investments made directly with Fidelity. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.